Share of profit/loss from investments accounted for using the equity method (Details) € in Millions, $ in Millions			12 Months Ended
	May 29, 2020 shares	Feb. 28, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method			€ 39	€ 359	€ 255
Regeneron
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method			0	343	245
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
BMS co- promotion entities
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method			0	1	5
Other investments accounted for using the equity method
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method			€ 39	€ 15	€ 5
Entities and companies managed by Bristol Mayers Squibb
Disclosure of associates [line items]
Percentage of voting equity interests acquired		50.10%
Purchase of interests in investments accounted for using equity method | $		$ 12